SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Assets) (Detail)	12 Months Ended
Dec. 31, 2014
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Property plant and equipment residual value as percentage of original cost	5.00%
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	shorter of lease term or economic lives
Property plant and equipment residual value as percentage of original cost
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment residual value as percentage of original cost
Minimum [Member] | Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment residual value as percentage of original cost	5.00%
Minimum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	12 years
Maximum [Member] | Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment residual value as percentage of original cost	10.00%
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	38 years